FINANCIAL RISK FACTORS - Liquidity Risk and SOL Governance Risk (Details) - CAD ($)	Mar. 06, 2025	Mar. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
FINANCIAL RISK FACTORS
Cash and cash equivalents			$ 1,785,403	$ 1,808,052	$ 1,927,280
Accounts payable and accrued liabilities			$ 2,317,122	$ 232,929
Inflation rate	0.87%	4.50%